Accounts Receivable - Schedule of Movement of Allowance Against Expected Credit Losses (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Movement of Allowance Against Expected Credit Losses [Abstract]
Opening balance	¥ 14,315,654	¥ 1,852,816
Adjustment of opening balance due to adoption of ASU 2016-13		8,821,129
Provision of expected credit losses	291,960	4,031,265
Writing off accounts receivable		(389,556)
Ending balance	¥ 14,607,614	¥ 14,315,654